RELATED PARTY TRANSACTIONS - RESTATED	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
RELATED PARTY TRANSACTIONS - RESTATED

NOTE 22. RELATED PARTY TRANSACTIONS - RESTATED

Private Placement Financing

On January 29, 2025, the Company completed the sale of 524,390 ordinary shares for aggregate proceeds of $2,150,000, at a per share price of $4.10, the closing price of a share on Nasdaq on the date preceding the date of the securities purchase agreement. The shares were sold to two former directors of the Company, Messrs. Gregory Bailey and James Mellon. The shares were sold in a private placement transaction pursuant to Regulation S, and were issued as restricted stock. The proceeds are being used for general corporate purposes and working capital.

SalvaRx Acquisition

Two of the Company’s former directors, Messrs. Gregory Bailey and James Mellon, are also directors of SalvaRx Group plc, a company which owned approximately 2.2% of the Company’s issued and outstanding ordinary shares as of March 31, 2025. As of March 31, 2026, SalvaRx Group plc owns no issued and outstanding shares of the Company.

Investments

The Company has entered into related party transactions and certain services agreements with certain of its shareholders. Key management personnel of the Company have also entered into related party transactions with certain of its shareholders. Key management personnel are those people who have the authority and responsibility for planning, directing and controlling the activities of the Company, including directors and senior management of the Company.

The following subsidiaries and associates are considered related parties:

(a)               iOx. Upon execution of the iOx Share Exchange on July 18, 2022, the non-Alpha Compute director resigned from the iOx board leaving two Alpha Compute insiders as directors. The management team of Alpha Compute comprises the management team of iOx.

(b)              Saugatuck. Saugatuck is 70% owned by the Company and is controlled by Alpha Compute.

(c)               Portage Development Services Inc. PDS provides human resources and other services to each operating subsidiary of Alpha Compute through shared services agreements.

Transactions between the parent company and its subsidiaries, which are related parties, have been eliminated in consolidation and are not disclosed in this note.

Board Resignations and Appointments

On April 25, 2024, Mark Simon resigned all of his positions on the Board of Directors, and on April 26, 2024, Linda Kozick and Dr. Robert Glassman resigned all of their positions on the Board of Directors. On April 30, 2024, Dr. Jean -Christophe Renondin and Dr. Justin Stebbing were elected to the Board. On August 3, 2025, Justin Stebbing, and Jean-Christophe Renondin resigned from the Board of Directors and Brittany Kaiser was appointed to the Board. On September 25, 2025, Gregory Bailey and James Mellon resigned from the Board of Directors and Michael Terpin and Enzo Villani were appointed to the Board. On December 19, 2025, Alexander Pickett resigned from the board of directors of the Company. On February 6, 2026 Steven Mintz resigned from the board of directors and was replaced with F. Dan Siciliano.

Advisory Agreement

On August 20, 2025, the Company entered into an independent contractor agreement with Ralph Matthew McKibbin (the “McKibbin Agreement”), pursuant to which Mr. McKibbin will provide development advisory services to the Company. Mr. McKibbin is entitled to an equity grant in options at a strike price equal to the fair market value on the date of the grant of 0.25% of the issued and outstanding ordinary shares of the Company after giving effect to the number of issued and outstanding ordinary shares of the Company as of immediately after the Closing. 50% of the options will vest immediately and the remaining 50% shall vest in equal installments over a 12-month period. Due to the relationship between Ms. Kaiser and Mr. McKibbin, the McKibbin Agreement is a related party transaction for Ms. Kaiser.

Relationship with DecentraNet

DecentraNet is an early-stage venture investment fund and advisory firm. They invest at the earliest stages (F&F, Pre-Seed, and Seed), and have advisory clients ranging from startups to multi-billion dollar public companies. In Fiscal 2026 the Company paid DecentraNet a total of $55,000 for advisory and fundraising services. Mr. McKibbin is the founder of DecentraNet and a related party to the Company.

Retention Agreements and General Releases

On July 22, 2024, the Company and Portage Development Services, Inc. entered into a Retention Agreement and General Release (“Retention Agreement”) with each of Allan Shaw, the Company’s former Chief Financial Officer (“Employee”) and Joseph Ciavarella, the Company’s former controller (“Consultant”). Under the terms of each of the Retention Agreements, Employee’s current employment agreement and Consultant’s current consulting agreement both terminated on July 22, 2024, except with respect to certain provisions. In return for continuing to provide services to the Company and its affiliates and completing certain tasks as described in the respective Retention Agreements, the Company paid an aggregate $0.2 million (the “Retention Amount”) to Employee and Consultant, in addition to their monthly pay through September 30, 2024.

The Company accrued the Retention Amount, as well as the monthly pay totaling $0.2 million through September 30, 2024, in the consolidated financial statements for the three months ended June 30, 2024, as the material terms of the Retention Agreements were known and agreed upon at June 30, 2024. In accordance with the terms of the Retention Agreements, the Company paid in full the Retention Amount and issued 14,348 ordinary shares to the Employee and Consultant in lieu of cash bonuses accrued in Fiscal 2023 totaling $0.1 million by September 30, 2024, the date on which the Employee’s employment and the Consultant’s consulting relationship with the Company and its affiliates ended.

Relationship with Compedica

As discussed in Note 11, the Company acquired an equity interest in Compedica, a U.K.-based biotechnology company specializing in medical devices for support with complications from diabetes. The investment was made in a stock-for-stock transaction whereby Compedica obtained a corresponding 27.4% interest in the Company, which was subsequently diluted in connection with the private financing in September 2025. As of September 30, 2025, Compedica owned 11.9% of the Company’s ordinary shares issued and outstanding. At the time of the Compedica investment, Jim Mellon was a director of both Compedica and the Company and a greater than 5% owner of the Company.

On February 6, 2026, the Company and Compedica agreed to exchange their ownership interests in the counterparty with each other, with the 625,000 shares in the Company held by Compedica being returned to the Company’s treasury and the investment being exited. As of March 31, 2026, the Company no longer has any affiliation with Compedica, its employees, or directors, excepting the 625,000 Company shares to be returned, which was completed on May 21, 2026.

Asset Management Agreement

At the closing of the Company’s financing on September 25, 2025, the Company entered into an Asset Management Agreement (the “Asset Management Agreement”) with Alpha Sigma Capital, LLC (the “Asset Manager”). Pursuant to the Asset Management Agreement, the Asset Manager shall provide discretionary investment management services with respect to, among other assets (including without limitation certain subsequently raised funds), certain of the Company’s net proceeds from the Offering (the “Account Assets”) in accordance with the terms of the Asset Management Agreement.

Under the Asset Management Agreement, the Company shall pay the Asset Manager an asset-based fee equal to 1.0% per annum of the Account Assets. The Account Assets managed under the agreement are held in the name of the Company and remain under Company control. The agreement term is one year, after which it renews automatically and can be terminated by the Company with 90 days’ notice, provided that the Company has decided to end the TON digital asset treasury strategy.

The Asset Manager is mandated to invest the Account Assets principally with a long-only strategy primarily in TON, including staking (and restaking) TON to improve returns. The Asset Manager is not permitted to invest in any OTC derivatives, futures contracts, or option contracts that would require the Asset Manager to register as a commodity pool operator or commodity trading advisor.

Mr. Enzo Villani, Chief Investment Officer of the Company, is the Chief Executive Officer and Chief Investment Officer of the Asset Manager. Alpha Sigma Capital was also an investor in the Company’s September 2025 financing.

Alpha Transform Holdings

Alpha Transform Holdings ("ATH") is a related party of the Company because it is majority-owned by Enzo Villani, CIO and Chairman, and Michael Terpin, board member. On July 15, 2025, ATH entered into a consulting service agreement with Ground Tunnel Capital LLC, a third-party advisory and marketing consultant. This consulting service agreement was assigned to the Company on October 25, 2025, after Company board approval on October 20, 2025. The effective date of the agreement occurred upon the closing of the subsequent private placement of ordinary shares, which occurred on September 25, 2025, with contractual services to be provided through July 15, 2028. $1.0 million was paid upon execution of the contract, with subsequent milestone payments of $0.25 million due on each October 15, 2025, January 15, 2026, April 15, 2026 and July 15, 2026. On April 15, 2026, the Company submitted its third milestone payment in the amount of $0.25 million.

Blockchain Wire / Content Syndicate

Content Syndicate (dba Blockchain Wire) is a press release distribution service focused on news from blockchain and crypto companies and projects. Their global reach includes distribution to broadcast and online media outlets, social media sites, trade publications, leading blogs, industry executives, influencers and investors. They offer multiple distribution options, ease-of-use, broad partnership integrations and a dedicated client services team. In Fiscal 2026 we paid Content Syndicate a total of $0.2 million for distribution and placement of press releases and media buys. Content Syndicate is a related party by virtue of being owned by Enzo Villani and Michael Terpin.

Compensation Arrangements

The following table summarizes all compensation paid or payable by the Company to its directors and senior management for the fiscal years ended March 31, 2026, 2025, and 2024.

Years ended March 31,	2026	2025	2024
Short-term employee benefits (salary, bonus, etc.)	4,052	1,378	2,127
Post-employment benefits
Other long-term benefits
Termination benefits	152		49
Share-based payment compensation	1,600	590
Total	5,804	1,968	2,176

Compensation Arrangements

The following tables and accompanying notes set forth all compensation paid or payable by the Company to its directors and senior management for the fiscal years ended March 31, 2026, 2025, and 2024. The share information is adjusted to give effect to the 1-for-20 reverse share split completed on August 15, 2024.

Director Compensation

Name & Principal Position	Year	Fee and Salary(1)	Bonus	Transaction Closing Bonus(3)	Securities Under Options Granted		Shares or Units(16)	Other(3)	Total Compensation
		$	$	$	$		$	$	$
Michael Terpin
	2026	61,250	-	-	-		-	-	61,250

F. Daniel Siciliano
	2026	17,500	-	-	-		-	-	17,500

Gregory H. Bailey, M.D.(6)
	2026	30,000	25,000	-	-		-	-	55,000
	2025	30,000	-	-	-		-	-	30,000
	2024	49,500	-	-	-		-	-	49,500

James Mellon(6)
	2026	30,000	25,000	-	-		-	-	55,000
	2025	30,000	-	-	-		-	-	30,000
	2024	35,242	-	-	-		-	-	35,242

Steven Mintz(8)
	2026	77,500	25,000	-	54,796		-	-	157,296
	2025	30,000	-	-	113,158	(5)	-	-	143,158
	2024	45,750	-	-	-		-	-	45,750

Jean-Christophe Renondin, M.D.(7)
	2026	30,000	25,000	-	54,796		-	-	109,796
	2025	30,000	-	-	96,992	(5)	-	-	126,992
	2024	-	-	-	-		-	-	-

Justin Stebbing, M.D. PhD(7)
	2026	30,000	25,000	-	64,760		-	-	119,760
	2025	30,000	-	-	121,240	(5)	-	-	151,240
	2024	-	-	-	-		-	-	-

Linda Kozick(9)
	2026	-	-	-	-		-	-	-
	2025	-	-	-	-		-	-	-
	2024	42,000	-	-	-		-	-	42,000

Mark Simon(9)
	2026	-	-	-	-		-	-	-
	2025	-	-	-	-		-	-	-
	2024	55,500	-	-	-		-	-	55,500

Robert Glassman(9)
	2026	-	-	-	-		-	-	-
	2025	-	-	-	-		-	-	-
	2024	45,258	-	-	-		-	-	45,258

Executive Officer Compensation

Name & Principal Position	Year	Fee and Salary(1)	Bonus	Transaction Closing Bonus(3)	Securities Under Options Granted		Shares or Units(16)	Other(3)	Total Compensation
		$	$	$	$		$	$	$
Executive Officers
Brittany Kaiser
Chief Executive Officer and Director	2026	661,290	-	500,000	218,219		149,015	187,102	1,715,627

Enzo Villani
Chief Investment Officer and Director	2026	369,355	-	500,000	218,219		248,359	-	1,335,933

Wes Levitt
Chief Financial Officer	2026	219,086	-		-			-	219,086

Yury Mitin
Chief Business Development Officer	2026	369,355	-	500,000	218,219		99,344	-	1,186,918

Alexander Pickett(10)
Chief Executive Officer and Director	2026	51,250	25,000	-	234,132		-	39	310,422
	2025	30,000	-	-	145,488	(5)	-	-	175,488

Ian Walters(11)
Chief Executive Officer and Chairman of the Board	2026	-	-	-	-		-	152,383	152,383
	2025	453,186	-	-	-		-	54,716	507,902
	2024	642,700	-	-	-		-	75,185	717,885

Andrea Park(12)
Chief Financial Officer	2026	218,429	50,000	-	39,857		-	-	308,286
	2025	163,790	-	-	113,158	(5)	-	28,659	305,607

Allan Shaw(13)	2026	-	-	-	-		-	-	-
Chief Financial Officer and Secretary	2025	234,500	-	-	-		-	-	234,500
	2024	469,000	-	-	-		-	49,205	518,205

Robert Kramer
Chief Scientific Officer	2026	-	-	-	-		-	-	-
	2025	112,500	-	-	-		-	6,750	119,250
	2024	168,750	-	-	-		-	17,141	185,891

Brian Wiley(14)
Chief Business Officer	2026	-	-	-	-		-	-	-
	2025	114,844	-	-	-		-	8,627	123,471
	2024	153,125	-	-	-		-	2,297	155,422

Justin Fairchild(15)
Vice President of Development	2026	-	-	-	-		-	-	-
	2025	20,000	-	-	-		-	-	20,000
	2024	270,000	-	-	-		-	55,301	325,301

Notes

(1)	Represents base salary earned by executive officers in accordance with their respective contractor agreements and director’s fees earned by directors. For Brittany Kaiser, Enzo Villani, Yury Mitin, and Wes Levitt, their base salary is comprised of equal portions payable in USD and TON tokens. The figures in the table represent the sum of both. To date, these executives’ USD portions of their salaries have been paid monthly, while the TON portions have been accrued by the Company.

(2)	Dr. Bailey, Mr. Mellon, Mr. Mintz and Ms. Kozick waived their directors’ fees with respect to the three months ended March 31, 2024.

(3)	The contractor agreements for executives Brittany Kaiser, Enzo Villani, and Yury Mitin each provided for bonuses consisting of $250,000 in cash and $250,000 worth of TON tokens, payable upon the Company raising at least $50 million in equity financing through private or public share offerings. This milestone was achieved on January 14, 2026, upon the closing of a $15 million registered direct share offering, which, together with prior equity financings, resulted in aggregate equity financing proceeds in excess of $50 million. During Fiscal 2026, the Company paid the cash portion of the bonus to each executive and accrued the TON token portion of each executive’s bonus.

(4)	Represents employee benefits paid by the Company.

(5)	Represents the aggregate grant date fair value of 14,600 options to purchase ordinary shares granted on March 30, 2023, which vested on the first anniversary of the date of grant.

(6)	Mr. Mellon and Dr. Bailey served as directors of the Company through September 25, 2025.

(7)	Dr. Renondin and Dr. Stebbin served as directors of the Company through August 3, 2025.

(8)	Mr. Mintz served as a director of the Company through February 6, 2026.

(9)	Ms. Kozick and Dr. Glassman served as directors of the Company through April 25, 2024, and Mr. Simon served as a director of the Company through April 24, 2024.

(10)	Mr. Pickett was appointed as our Chief Executive Officer under a consultancy agreement and joined our Board of Directors on December 15, 2024. He resigned as Chief Executive Officer on August 2, 2025 and departed the Board of Directors on December 19, 2025.

(11)	Dr. Walters served as our Chief Executive Officer and Chairman of our Board of Directors through December 14, 2024. In accordance with his employment agreement, all unvested share options at that time vested immediately.

(12)	Ms. Park was appointed as our Chief Financial Officer on September 30, 2024 and left the Company in October 2025.

(13)	Mr. Shaw served as our Chief Financial Officer and Secretary through September 30, 2024. Other compensation in the amount of $127,250 represent payments made to Mr. Shaw under a Retention Agreement and General Release (“Retention Agreement”) dated July 22, 2024. Additional information concerning the Retention Agreement may be found in Note 22, Related Party Transactions to the consolidated financial statements included elsewhere in this Annual Report.

(14)	Mr. Wiley served as our Chief Business Officer through November 15, 2024. In accordance with his employment agreement, all unvested share options at that time vested immediately.

(15)	Mr. Fairchild resigned as our Vice President of Development in January 2024 but continued to provide his services as a consultant through May 31, 2024, his resignation date.

(16)	On March 11, 2026, the Board authorized the grant of 149,015 RSUs to Ms. Kaiser, 99,344 RSUs to Mr. Mitin, and 248,359 RSUs to Mr. Villani, which were owed pursuant to their contractor agreements upon the Company raising at least $50 million in equity financing via either private or public share offerings. These RSUs were formally granted on April 29, 2026.

Outstanding Equity Awards at Fiscal Year-End

The following table and related notes provide certain information regarding all outstanding equity awards for our executive officers as of March 31, 2026, as adjusted to give effect to the 1-for-20 reverse share split completed on August 15, 2024:

		Option Awards				Stock Awards(6)
		Number of				Number of Shares or	Market Value of Shares or
		Securities Underlying		Option	Option	Units of Stock	Units of Stock
		Unexercised Options		Exercise	Expiration	That Have	That Have
Name	Grant Date	Exercisable(1)	Unexercisable	Price	Date	Not Vested	Not Vested
Alexander Pickett(2)	3/7/2025	36,000	-	4.45	3/7/2035	-	-
	7/27/2025	45,937	-	5.73	7/27/2035	-	-

Ian B. Walters(3)	3/30/2023	15,085	-	58.40	12/14/2026	-	-
	1/19/2022	6,285	-	204.40	12/14/2026	-	-
	1/13/2021	7,550	-	355.00	12/14/2026	-	-

Andrea E. Park(4)	3/7/2025	28,000	-	4.45	3/7/2035	-	-
	7/27/2025	7,820	-	5.73	7/27/2035	-	-

Allan Shaw(5)	3/30/2023	1,761	-	58.40	9/30/2026	-	-
	1/19/2022	840	-	204.40	9/30/2026	-	-
	1/13/2021	6,550	-	355.00	9/30/2026	-	-

Robert Kramer(6)	3/30/2023	2,771	-	58.40	3/30/2033	-	-
	1/19/2022	1,255	-	204.40	1/19/2032	-	-
	1/13/2021	3,050	-	355.00	1/13/2031	-	-

Brian Wiley(7)	3/30/2023	2,386	-	58.40	11/15/2026	-	-
	1/19/2022	3,000	-	204.40	11/15/2026	-	-

Brittany Kaiser(8)	3/11/2026	545,315	-	1.30	5/14/2036	-	-

Enzo Villani(8)	3/11/2026	545,315	-	1.30	5/14/2036	-	-

Yury Mitin(8)	3/11/2026	545,315	-	1.30	5/14/2036	-	-

Notes

(1)	Except as set forth below, vesting of all options is subject to continued service as an employee, director and/or consultant of Alpha Compute or a subsidiary on the applicable vesting date. One fourth of the options vested or will vest on the first anniversary of the date of grant, and the remaining balance of the options vested or will vest in 36 equal monthly installments thereafter.

(2)	On December 15, 2024, Mr. Pickett was appointed as a director of the Company and our Chief Executive Officer under a consultancy agreement and served in such capacities through December 19, 2025, his resignation date. These options were awarded to Mr. Pickett for his services as a director. One fourth of the options vested immediately on grant date, and the remaining vest in three equal annual installments thereafter.

(3)	Dr. Walters served as our Chief Executive Officer and a director of the Company through December 14, 2024. Pursuant to the terms of his employment agreement, all unvested share options immediately vested on such date. Pursuant to the terms of his share option agreements, the vested share options are exercisable for two years from this date.

(4)	On September 30, 2024, Ms. Park was appointed as our Chief Financial Officer and departed the Company in October 2025. One fourth of the options vested immediately on the grant date, and the remaining vest in three equal annual installments thereafter.

(5)	Mr. Shaw served as our Chief Financial Officer through September 30, 2024. Pursuant to the terms of his share option agreements, the vested share options are exercisable for two years from such date.

(6)	The above table excludes 4,550 RSUs to Mr. Kramer granted on January 13, 2021, with a grant date value of $1,615,250, which vested on the grant date but are subject to certain restrictions and 860 RSUs granted on January 19, 2022 with a grant date value of $175,784, which vested on the grant date.

(7)	Mr. Wiley served as our Chief Business Officer through November 15, 2024. Pursuant to the terms of his employment agreement, all unvested shares immediately vested on such date. Pursuant to the terms of his share option agreement, the vested share options are exercisable for two years from such date.

(8)	On March 11, 2026, the Board authorized the grant of 545,315 share options each to Ms. Kaiser, Mr. Mitin, and Mr. Villani, which were owed pursuant to their contractor agreements upon the Company raising at least $50 million in equity financing via either private or public share offerings. These share options were formally granted on May 14, 2026.